Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN ALTERNATIVE FUNDS
Entity Central Index Key	0001317474
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000108850
Shareholder Report [Line Items]
Fund Name	Long Short Fund
Class Name	Class A
Trading Symbol	NLSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/longshort. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/longshort
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.43%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the reporting period, the Fund had a positive return. In absolute terms, the Fund’s equity long positions positively impacted performance, but this was partly offset by negative impact from its total short positions. Long positions in the IT, Communication Services and Industrials sectors were the largest absolute contributors to performance, whereas short positions in the IT and Financials sectors were the largest absolute detractors. Meanwhile, market hedges detracted on an absolute basis given the up move in the U.S. equity market (as represented by the S&P 500® Index).

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Equity Longs – IT, Communication Services and Industrials sectors

  Shorts – Market Hedges

  Equity Shorts – IT and Financials sectors

  Options contracts

  Futures

  Swaps

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A (including sales charge) $17,490	S&P 500® Index $39,196	HFRX® Equity Hedge Index $15,586
10/31/15	$9,425	$10,000	$10,000
10/31/16	$9,380	$10,451	$9,743
10/31/17	$10,426	$12,921	$10,687
10/31/18	$10,635	$13,870	$10,367
10/31/19	$11,330	$15,857	$10,697
10/31/20	$12,611	$17,397	$10,543
10/31/21	$14,606	$24,862	$12,751
10/31/22	$13,297	$21,230	$12,324
10/31/23	$14,514	$23,383	$12,680
10/31/24	$15,923	$32,272	$14,161
10/31/25	$17,490	$39,196	$15,586

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A (at NAV)	9.84%	6.76%	6.38%
Class A (including sales charge)	3.54%	5.50%	5.75%
S&P 500® Index	21.45%	17.64%	14.64%
HFRX® Equity Hedge Index	10.06%	8.13%	4.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 8,100,824,000
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 79,500,948
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,100,824,000
Number of Portfolio Holdings	191
Portfolio Turnover Rate	60%
Total Investment Advisory Fees Paid	$79,500,948

Holdings [Text Block]

Top Ten Short Securities

(as a % of Total InvestmentsFootnote Reference*)

Accenture PLC Class A	(0.5)%
Consolidated Edison, Inc.	(0.5)%
Kroger Co.	(0.5)%
Lamar Advertising Co. Class A	(0.5)%
Goldman Sachs Group, Inc.	(0.5)%
Fox Corp. Class A	(0.5)%
Datadog, Inc. Class A	(0.4)%
Interpublic Group of Cos., Inc.	(0.4)%
Public Service Enterprise Group, Inc.	(0.4)%
Murphy Oil Corp.	(0.4)%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Name	Long	Short
Common Stocks	86.6%	(10.4)%
Master Limited Partnerships and Limited Partnerships	2.7%	-%
Preferred Stocks	1.3%	-%
Convertible Bonds	0.3%	-%
Loan Assignments	0.3%	-%
Purchased Option Contracts	0.0%Footnote Reference*	-%
Corporate Bonds	0.0%Footnote Reference*	-%
Short-Term Investments	6.0%	-%
Other Assets Less Liabilities	13.2%Footnote Reference**	-%
Total	110.4%	(10.4)%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Long Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	6.9%
Apple, Inc.	6.5%
Alphabet, Inc. Class A	5.6%
Microsoft Corp.	5.6%
Amazon.com, Inc.	5.4%
NVIDIA Corp.	5.3%
Meta Platforms, Inc. Class A	2.7%
Broadcom, Inc.	2.7%
Home Depot, Inc.	2.1%
Fanatics Holdings, Inc. Class A	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000108851
Shareholder Report [Line Items]
Fund Name	Long Short Fund
Class Name	Class C
Trading Symbol	NLSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/longshort. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/longshort
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$228	2.18%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the reporting period, the Fund had a positive return. In absolute terms, the Fund’s equity long positions positively impacted performance, but this was partly offset by negative impact from its total short positions. Long positions in the IT, Communication Services and Industrials sectors were the largest absolute contributors to performance, whereas short positions in the IT and Financials sectors were the largest absolute detractors. Meanwhile, market hedges detracted on an absolute basis given the up move in the U.S. equity market (as represented by the S&P 500® Index).

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Equity Longs – IT, Communication Services and Industrials sectors

  Shorts – Market Hedges

  Equity Shorts – IT and Financials sectors

  Options contracts

  Futures

  Swaps

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C (including sales charge) $17,212	S&P 500® Index $39,196	HFRX® Equity Hedge Index $15,586
10/31/15	$10,000	$10,000	$10,000
10/31/16	$9,870	$10,451	$9,743
10/31/17	$10,887	$12,921	$10,687
10/31/18	$11,025	$13,870	$10,367
10/31/19	$11,663	$15,857	$10,697
10/31/20	$12,879	$17,397	$10,543
10/31/21	$14,807	$24,862	$12,751
10/31/22	$13,380	$21,230	$12,324
10/31/23	$14,496	$23,383	$12,680
10/31/24	$15,784	$32,272	$14,161
10/31/25	$17,212	$39,196	$15,586

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C (at NAV)	9.05%	5.97%	5.58%
Class C (including sales charge)	8.05%	5.97%	5.58%
S&P 500® Index	21.45%	17.64%	14.64%
HFRX® Equity Hedge Index	10.06%	8.13%	4.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 8,100,824,000
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 79,500,948
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,100,824,000
Number of Portfolio Holdings	191
Portfolio Turnover Rate	60%
Total Investment Advisory Fees Paid	$79,500,948

Holdings [Text Block]

Top Ten Short Securities

(as a % of Total InvestmentsFootnote Reference*)

Accenture PLC Class A	(0.5)%
Consolidated Edison, Inc.	(0.5)%
Kroger Co.	(0.5)%
Lamar Advertising Co. Class A	(0.5)%
Goldman Sachs Group, Inc.	(0.5)%
Fox Corp. Class A	(0.5)%
Datadog, Inc. Class A	(0.4)%
Interpublic Group of Cos., Inc.	(0.4)%
Public Service Enterprise Group, Inc.	(0.4)%
Murphy Oil Corp.	(0.4)%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Name	Long	Short
Common Stocks	86.6%	(10.4)%
Master Limited Partnerships and Limited Partnerships	2.7%	-%
Preferred Stocks	1.3%	-%
Convertible Bonds	0.3%	-%
Loan Assignments	0.3%	-%
Purchased Option Contracts	0.0%Footnote Reference*	-%
Corporate Bonds	0.0%Footnote Reference*	-%
Short-Term Investments	6.0%	-%
Other Assets Less Liabilities	13.2%Footnote Reference**	-%
Total	110.4%	(10.4)%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Long Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	6.9%
Apple, Inc.	6.5%
Alphabet, Inc. Class A	5.6%
Microsoft Corp.	5.6%
Amazon.com, Inc.	5.4%
NVIDIA Corp.	5.3%
Meta Platforms, Inc. Class A	2.7%
Broadcom, Inc.	2.7%
Home Depot, Inc.	2.1%
Fanatics Holdings, Inc. Class A	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000108852
Shareholder Report [Line Items]
Fund Name	Long Short Fund
Class Name	Institutional Class
Trading Symbol	NLSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/longshort. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/longshort
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$111	1.06%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the reporting period, the Fund had a positive return. In absolute terms, the Fund’s equity long positions positively impacted performance, but this was partly offset by negative impact from its total short positions. Long positions in the IT, Communication Services and Industrials sectors were the largest absolute contributors to performance, whereas short positions in the IT and Financials sectors were the largest absolute detractors. Meanwhile, market hedges detracted on an absolute basis given the up move in the U.S. equity market (as represented by the S&P 500® Index).

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Equity Longs – IT, Communication Services and Industrials sectors

  Shorts – Market Hedges

  Equity Shorts – IT and Financials sectors

  Options contracts

  Futures

  Swaps

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class $1,923,900	S&P 500® Index $3,919,600	HFRX® Equity Hedge Index $1,558,600
10/31/15	$1,000,000	$1,000,000	$1,000,000
10/31/16	$998,600	$1,045,100	$974,300
10/31/17	$1,113,800	$1,292,100	$1,068,700
10/31/18	$1,139,700	$1,387,000	$1,036,700
10/31/19	$1,219,200	$1,585,700	$1,069,700
10/31/20	$1,361,600	$1,739,700	$1,054,300
10/31/21	$1,583,100	$2,486,200	$1,275,100
10/31/22	$1,446,500	$2,123,000	$1,232,400
10/31/23	$1,584,300	$2,338,300	$1,268,000
10/31/24	$1,744,800	$3,227,200	$1,416,100
10/31/25	$1,923,900	$3,919,600	$1,558,600

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional Class	10.26%	7.16%	6.76%
S&P 500® Index	21.45%	17.64%	14.64%
HFRX® Equity Hedge Index	10.06%	8.13%	4.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 8,100,824,000
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 79,500,948
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,100,824,000
Number of Portfolio Holdings	191
Portfolio Turnover Rate	60%
Total Investment Advisory Fees Paid	$79,500,948

Holdings [Text Block]

Top Ten Short Securities

(as a % of Total InvestmentsFootnote Reference*)

Accenture PLC Class A	(0.5)%
Consolidated Edison, Inc.	(0.5)%
Kroger Co.	(0.5)%
Lamar Advertising Co. Class A	(0.5)%
Goldman Sachs Group, Inc.	(0.5)%
Fox Corp. Class A	(0.5)%
Datadog, Inc. Class A	(0.4)%
Interpublic Group of Cos., Inc.	(0.4)%
Public Service Enterprise Group, Inc.	(0.4)%
Murphy Oil Corp.	(0.4)%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Name	Long	Short
Common Stocks	86.6%	(10.4)%
Master Limited Partnerships and Limited Partnerships	2.7%	-%
Preferred Stocks	1.3%	-%
Convertible Bonds	0.3%	-%
Loan Assignments	0.3%	-%
Purchased Option Contracts	0.0%Footnote Reference*	-%
Corporate Bonds	0.0%Footnote Reference*	-%
Short-Term Investments	6.0%	-%
Other Assets Less Liabilities	13.2%Footnote Reference**	-%
Total	110.4%	(10.4)%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Long Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	6.9%
Apple, Inc.	6.5%
Alphabet, Inc. Class A	5.6%
Microsoft Corp.	5.6%
Amazon.com, Inc.	5.4%
NVIDIA Corp.	5.3%
Meta Platforms, Inc. Class A	2.7%
Broadcom, Inc.	2.7%
Home Depot, Inc.	2.1%
Fanatics Holdings, Inc. Class A	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]